Employee Benefits - Changes In Present Value of Defined Benefit Obligations (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	¥ 297,860
Re-measurement gains and losses of defined benefit plans
At end of the year	426,268	¥ 297,860
Japan
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	198,686
Re-measurement gains and losses of defined benefit plans
At end of the year	198,293	198,686
Foreign
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	99,174
Re-measurement gains and losses of defined benefit plans
At end of the year	227,975	99,174
Present value of defined benefit obligation
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	297,860	307,450
Current service cost	9,815	9,161
Interest cost	3,746	3,137
Re-measurement gains and losses of defined benefit plans
From changes in demographic assumptions	1,455	2,115
From changes in financial assumptions	15,678	779
Experience adjustments	(1,000)	763
Past service cost	71	16
Settlement	(262)	(169)
Benefits paid	(16,940)	(16,227)
Effect of business combinations and disposals	117,101	(12,668)
Foreign currency translation differences	(1,256)	3,503
At end of the year	426,268	297,860
Present value of defined benefit obligation | Japan
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	198,686	217,026
Current service cost	4,774	4,866
Interest cost	1,390	1,424
Re-measurement gains and losses of defined benefit plans
From changes in demographic assumptions	1,499	3,294
From changes in financial assumptions	2,577	(3)
Experience adjustments	301	466
Past service cost	71	11
Settlement	(262)	(2,515)
Benefits paid	(11,784)	(13,134)
Effect of business combinations and disposals	1,041	(12,749)
Foreign currency translation differences	0	0
At end of the year	198,293	198,686
Present value of defined benefit obligation | Foreign
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	99,174	90,424
Current service cost	5,041	4,295
Interest cost	2,356	1,713
Re-measurement gains and losses of defined benefit plans
From changes in demographic assumptions	(44)	(1,179)
From changes in financial assumptions	13,101	782
Experience adjustments	(1,301)	297
Past service cost	0	5
Settlement	0	2,346
Benefits paid	(5,156)	(3,093)
Effect of business combinations and disposals	116,060	81
Foreign currency translation differences	(1,256)	3,503
At end of the year	¥ 227,975	¥ 99,174